Short-Term Borrowings (Summary of Short-Term Borrowings) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Nov. 30, 2019	Sep. 01, 2019	Aug. 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 255		$ 40	$ 40
Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	55			0
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 200	$ 120		$ 40	$ 40	$ 40	$ 40